Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Derivatives financial instruments
Derivative financial instruments

24.        Derivative financial instruments

a)Derivatives effects on statement of financial position

	Assets
	December 31, 2017		December 31, 2016
	Current	Non-current	Current	Non-current
Derivatives not designated as hedge accounting
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	38	—	132	1
IPCA swap	9	82	7	61
Eurobonds swap	—	27	—	—
Pré-dolar swap	22	32	1	23

	69	141	140	85
Commodities price risk
Nickel	22	3	4	2
Bunker oil	15	—	130	—

	37	3	134	2

Others	—	309	—	359

	—	309	—	359

Total	106	453	274	446

	Liabilities
	December 31, 2017		December 31, 2016
	Current	Non-current	Current	Non-current
Derivatives not designated as hedge accounting
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	95	410	293	638
IPCA swap		41	20	57
Eurobonds swap	4	—	7	45
Euro Forward	—	—	46	—
Pré-dolar swap	5	24	5	32

	104	475	371	772
Commodities price risk
Nickel	—	—	5	2
Bunker oil	—	—	38	—

	—	—	43	2

Others	—	211	—	451

	—	211	—	451

Total	104	686	414	1,225

b)Effects of derivatives on the income statement, cash flow and other comprehensive income

	Year ended December 31
	Gain (loss) recognized in the income statement			Financial settlement inflows (outflows)			Gain (loss) recognized in other comprehensive income
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Derivatives not designated as hedge accounting
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	152	869	(1,172)	(181)	(513)	(330)	—	—	—
IPCA swap	43	78	(61)	(20)	(25)	7	—	—	—
Eurobonds swap	36	(19)	(130)	(39)	(142)	(13)	—	—	—
Euro forward	46	(46)	—	—	—	—	—	—	—
Pré-dolar swap	36	77	(139)	(1)	(90)	(42)	—	—	—

	313	959	(1,502)	(241)	(770)	(378)	—	—	—
Commodities price risk
Nickel	30	(42)	(49)	4	(30)	(62)	—	—	—
Bunker oil	(80)	268	(742)	(3)	(799)	(270)	—	—	—

	(50)	226	(791)	1	(829)	(332)	—	—	—

Others	191	74	(142)	—	—	—	—	—	—

Derivatives designated as cash flow hedge accounting
Bunker oil	—	—	(439)	—	—	(450)	—	—	435
Foreign exchange	—	(3)	(42)	—	(3)	(42)	—	2	17

	—	(3)	(481)	—	(3)	(492)	—	2	452

Total	454	1,256	(2,916)	(240)	(1,602)	(1,202)	—	2	452

During 2015, the Company implemented bunker oil purchase cash flows protection program and recognized as cost of goods sold and services rendered and financial expense the amounts of US$439 and US$2,477, respectively. In 2016, all derivatives impacts were charged to financial results.

The maturity dates of the derivative financial instruments are as follows:

Last maturity dates
Currencies and interest rates	January 2024
Bunker oil	December 2017
Nickel	December 2019
Others	December 2027

c) Hedge in foreign operations

Implementation of net investment hedge

As at January 1, 2017, Vale S.A., which the functional currency is Reais, designated its debts in US$ and Euro, as an instrument in a hedge of its investment in foreign operations (Vale International S.A. and Vale International Holding GmbH; hedging objects) to mitigate part of the foreign exchange risk on financial statements.

At December 31, 2017 the carrying value of the designated debts are US$5,303 and EUR750. The foreign exchange loss of US$144 (US$95, net of taxes), was recognized in the “Cumulative translation adjustments” in stockholders’ equity for the year ended December 31, 2017. This hedge was highly effective throughout the year ended on December 31, 2017.

Accounting policy

The Company uses financial instruments to hedge its exposure to certain market risks arising from operational, financing and investing activities. Derivatives are included within financial assets or liabilities at fair value through profit or loss unless they are designated as effective hedging instruments.

At the beginning of the hedge operations, the Company documents the type of hedge, the relationship between the hedging instrument and hedged items, its risk management objective and strategy for undertaking hedge operations. The Company also documents, both at hedge inception and on an ongoing basis that the hedge is expected to continue to be highly effective. The Company adopts the hedge accounting procedure and designates certain derivatives as either:

Cash flow hedge - The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in equity within “Cumulative translation adjustments”. The gain or loss relating to the ineffective portion is recognized immediately in the income statement. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized in profit or loss when the transaction is recognized in the income statement.

Net investment hedge - Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized in equity within “Cumulative translation adjustments”. The gain or loss relating to the ineffective portion is recognized immediately in the income statement. Gains and losses accumulated in equity are included in the statement of income when the foreign operation is partially or fully disposed of or sold.

Derivatives at fair value through profit or loss - Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any of these derivative instruments are recognized immediately in the income statement.

The Company has performed an assessment of the IFRS 9 - Financial instruments and the expected impacts are detailed in note 2e.

Additional information about derivatives financial instruments

In millions of United States dollars, except as otherwise stated

The risk of the derivatives portfolio is measured using the delta-Normal parametric approach, and considers that the future distribution of the risk factors and its correlations tends to present the same statistic properties verified in the historical data. The value at risk estimate considers a 95% confidence level for a one-business day time horizon.

There was no cash amount deposited as margin call regarding derivative positions on December 31, 2017.

The following tables detail the derivatives positions for Vale and its controlled companies as of December 31, 2017, with the following information: notional amount, fair value including credit risk, gains or losses in the period, value at risk and the fair value breakdown by year of maturity.

a)Foreign exchange and interest rates derivative positions

(i)   Protection programs for the R$ denominated debt instruments

In order to reduce cash flow volatility, swap transactions were implemented to convert into US$ the cash flows from certain debt instruments denominated in R$ with interest rates linked mainly to CDI, TJLP and IPCA. In those swaps, Vale pays fixed or floating rates in US$ and receives payments in R$ linked to the interest rates of the protected debt instruments.

The swap transactions were negotiated over-the-counter and the protected items are the cash flows from debt instruments linked to R$. These programs transform into US$ the obligations linked to R$ to achieve a currency offset in the Company’s cash flows, by matching its receivables - mainly linked to US$ - with its payables.

	Notional						Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017		December 31, 2016		Index	Average rate	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2018	2019	2020+

CDI vs. US$ fixed rate swap							(33)	(121)	13	15	27	(24)	(37)
Receivable	R$	3,540	R$	6,289	CDI	101.33%
Payable	US$	1,104	US$	2,105	Fix	3.20%

TJLP vs. US$ fixed rate swap							(380)	(622)	(191)	37	(80)	(245)	(56)
Receivable	R$	2,982	R$	4,360	TJLP +	1.25%
Payable	US$	1,323	US$	2,030	Fix	1.55%

TJLP vs. US$ floating rate swap							(54)	(55)	(2)	3	(4)	(50)	—
Receivable	R$	216	R$	242	TJLP +	0.88%
Payable	US$	123	US$	140	Libor +	-1.23%

R$ fixed rate vs. US$ fixed rate swap							25	(13)	(1)	27	18	13	(6)
Receivable	R$	1,158	R$	1,031	Fix	8.02%
Payable	US$	385	US$	343	Fix	-0.28%

IPCA vs. US$ fixed rate swap							(35)	(51)	(0)	9	7	(15.5)	(27)
Receivable	R$	1,000	R$	1,000	IPCA +	6.55%
Payable	US$	434	US$	434	Fix	3.98%

IPCA vs. CDI swap							85	42	(20)	0.4	2	(0)	83
Receivable	R$	1,350	R$	1,350	IPCA +	6.62%
Payable	R$	1,350	R$	1,350	CDI	98.58%

(ii)   Protection program for EUR denominated debt instruments

In order to reduce the cash flow volatility, swap and forward transactions were implemented to convert into US$ the cash flows from certain debt instruments issued in Euros by Vale. In those swaps, Vale receives fixed rates in EUR and pays fixed rates in US$. In those forwards only the principal amount of the debt is converted from EUR to US$.

The swap and forward transactions were negotiated over-the-counter and the protected items are the cash flows from debt instruments linked to EUR. The financial settlement inflows/outflows are offset by the protected items’ losses/gains due to EUR/US$ exchange rate.

	Notional						Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017		December 31, 2016		Index	Average rate	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2018	2019	2020+

EUR fixed rate vs. US$ fixed rate swap							23	(52)	(7)	6	(4)	(4)	31
Receivable		€500		€500	Fix	3.75%
Payable	US$	613	US$	613	Fix	4.29%

	Notional			Average	Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by
Flow	December 31, 2017	December 31, 2016	Bought / Sold	rate (USD/EUR)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	year 2018

Forwards	€0	€500	B	1.143	—	(46)	(32)	—	—

b)Commodities derivative positions

(i)Bunker Oil purchase cash flows protection program

In order to reduce the impact of bunker oil price fluctuation on maritime freight hiring/supply and, consequently, reducing the company’s cash flow volatility, bunker oil derivatives were implemented, through zero cost-collars.

The derivative transactions were negotiated over-the-counter and the protected item is part of the Vale’s costs linked to bunker oil prices. The financial settlement inflows/outflows are offset by the protected items’ losses/gains due to bunker oil prices changes.

The contracts expired in 2017.

	Notional (ton)				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Bought / Sold	Average strike (US$/ton)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2017

Bunker Oil protection
Call options	—	2,856,000	B	—	—	130	3	—	—
Put options	—	2,856,000	S	—	—	(14)	—	—	—

Total					—	116	3	—	—

As at December 31, 2016, excludes US$24, of transactions in which the financial settlement occurs subsequently of the closing month.

(ii)Protection programs for base metals raw materials and products

In the operational protection program for nickel sales at fixed prices, derivatives transactions were implemented to convert into floating prices the contracts with clients that required a fixed price, in order to keep nickel revenues exposed to nickel price fluctuations. Those operations are usually implemented through the purchase of nickel forwards.

In the operational protection program for the purchase of raw materials and products, derivatives transactions were implemented, usually through the sale of nickel and copper forward or futures, in order to reduce the mismatch between the pricing period of purchases (concentrate, cathode, sinter, scrap and others) and the pricing period of the final product sales to the clients.

The derivative transactions are negotiated at London Metal Exchange or over-the-counter and the protected item is part of Vale’s revenues and costs linked to nickel and copper prices. The financial settlement inflows/outflows are offset by the protected items’ losses/gains due to nickel and copper prices changes.

	Notional (ton)			Average	Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Bought / Sold	strike (US$/ton)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2017	2018

Fixed price sales protection
Nickel forwards	9,621	11,615	B	10,253	24	(1)	(2)	4	21	3

Raw material purchase protection
Nickel forwards	292	134	S	11,597	(0.3)	0.1	0.3	0.1	(0.3)	—
Copper forwards	79	441	S	6,941	(0.0)	(0.1)	(0.3)	0.0	(0.0)	—

Total					(0.4)	(0.0)	0.0	0.1	(0.4)	—

c)Wheaton Precious Metals Corp. warrants

The company owns warrants of Wheaton Precious Metals Corp. (WPM), a Canadian company with stocks negotiated in Toronto Stock Exchange and New York Stock Exchange. Such warrants configure American call options and were received as part of the payment regarding the sale of part of gold payable flows produced as a sub product from Salobo copper mine and some nickel mines in Sudbury.

	Notional (quantity)			Average	Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Bought / Sold	strike (US$/share)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2023

Call options	10,000,000	10,000,000	B	44	39	44	—	4	39

d)Debentures convertible into shares of Valor da Logística Integrada (“VLI”)

The company has debentures in which lenders have the option to convert the outstanding debt into a specified quantity of shares of VLI owned by the company.

	Notional (quantity)			Average	Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Bought / Sold	strike (R$/share)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2027

Conversion options	140,239	140,239	S	8,530	(57)	(72)	—	3	(57)

e)Options related to Minerações Brasileiras Reunidas S.A. (“MBR”) shares

The Company entered into a stock sale and purchase agreement that has options related to MBR shares. Mainly, the Company has the right to buy back this non-controlling interest in the subsidiary. Moreover, under certain restrict and contingent conditions, which are beyond the buyer’s control, such as illegality due to changes in the law, the contract has a clause that gives the buyer the right to sell back its stake to the Company. It this case, the Company could settle through cash or shares.

	Notional (quantity, in millions)			Average	Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Bought / Sold	strike (R$/share)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2018+

Options	2,139	2,139	B/S	1.7	251	121	—	12	251

f)Embedded derivatives in contracts

The Company has some nickel concentrate and raw materials purchase agreements in which there are provisions based on nickel and copper future prices behavior. These provisions are considered as embedded derivatives.

	Notional (ton)		Bought /	Average strike	Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Sold	(US$/ton)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2018

Nickel forwards	2,627	5,626	S	11,729	1	0		1	1
Copper forwards	2,718	3,684	S	6,808	0	2		0	0

Total					1	2	—	1	1

The Company has also a natural gas purchase agreement in which there´s a clause that defines that a premium can be charged if the Company’s pellet sales prices trade above a pre-defined level. This clause is considered an embedded derivative.

	Notional (volume/month)		Bought /	Average strike	Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Sold	(US$/ton)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2018	2019+

Call options	746,667	746,667	S	233	(2)	(2)	—	1	(0)	(2)

In August 2014 the Company sold part of its stake in Valor da Logística Integrada (“VLI”) to an investment fund managed by Brookfield Asset Management (“Brookfield”). The sales contract includes a clause that establishes, under certain conditions, a minimum return guarantee on Brookfield’s investment. This clause is considered an embedded derivative, with payoff equivalent to that of a put option.

	Notional (quantity)		Bought /	Average strike	Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Sold	(R$/share)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2027

Put option	1,105,070,863	1,105,070,863	S	3.86	(133)	(182)	—	10	(133)

For sensitivity analysis of derivative financial instruments, Financial counterparties’ ratings and market curves please see note 33.

33.        Additional information about derivatives financial instruments

a) Sensitivity analysis of derivative financial instruments.

The following tables present the potential value of the instruments given hypothetical stress scenarios for the main market risk factors that impact the derivatives positions. The scenarios were defined as follows:

-	Probable: the probable scenario was based on the estimated risk variables that were used on pricing the derivative instruments as at December 31, 2017.
-	Scenario I: fair value estimated considering a 25% deterioration in the associated risk variables
-	Scenario II: fair value estimated considering a 50% deterioration in the associated risk variables

The curves used on the pricing of derivatives instruments were developed based on data from B3 S.A., Central Bank of Brazil, London Metals Exchange and Bloomberg.

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II

CDI vs. US$ fixed rate swap	R$ depreciation	(33)	(300)	(567)
	US$ interest rate inside Brazil decrease	(33)	(42)	(53)
	Brazilian interest rate increase	(33)	(35)	(37)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

TJLP vs. US$ fixed rate swap	R$ depreciation	(380)	(705)	(1,029)
	US$ interest rate inside Brazil decrease	(380)	(395)	(409)
	Brazilian interest rate increase	(380)	(405)	(427)
	TJLP interest rate decrease	(380)	(403)	(425)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

TJLP vs. US$ floating rate swap	R$ depreciation	(54)	(83)	(112)
	US$ interest rate inside Brazil decrease	(54)	(54)	(56)
	Brazilian interest rate increase	(54)	(55)	(57)
	TJLP interest rate decrease	(54)	(55)	(56)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	25	(57)	(138)
	US$ interest rate inside Brazil decrease	25	13	1
	Brazilian interest rate increase	25	(2)	(25)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. US$ fixed rate swap	R$ depreciation	(34)	(150)	(266)
	US$ interest rate inside Brazil decrease	(34)	(39)	(44)
	Brazilian interest rate increase	(34)	(50)	(64)
	IPCA index decrease	(34)	(43)	(52)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. CDI swap	Brazilian interest rate increase	85	53	25
	IPCA index decrease	85	67	50
Protected item: R$ denominated debt linked to IPCA	IPCA index decrease	n.a.	(67)	(50)

EUR fixed rate vs. US$ fixed rate swap	EUR depreciation	23	(158)	(338)
	Euribor increase	23	15	8
	US$ Libor decrease	23	6	(12)
Protected item: EUR denominated debt	EUR depreciation	n.a.	158	338

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II

Bunker Oil protection
Forwards and options	Bunker Oil price decrease	—	—	—
Protected item: Part of costs linked to bunker oil prices	Bunker Oil price decrease	n.a.	—	—

Nickel sales fixed price protection
Forwards	Nickel price decrease	24	(6)	(37)
Protected item: Part of nickel revenues with fixed prices	Nickel price fluctuation	n.a.	6	37

Purchase protection program
Nickel forwards	Nickel price increase	(0)	(1)	(2)
Protected item: Part of costs linked to nickel prices	Nickel price increase	n.a.	1	2

Copper forwards	Copper price increase	(0.0)	(0.2)	(0.3)
Protected item: Part of costs linked to copper prices	Copper price increase	n.a.	0.2	0.3

WPM warrants	WPM stock price decrease	39	19	6

Conversion options - VLI	VLI stock value increase	(57)	(92)	(137)

Options - MBR	MBR stock value decrease	251	150	74

Instrument	Main risks	Probable	Scenario I	Scenario II

Embedded derivatives - Raw material purchase (nickel)	Nickel price increase	1	(7)	(14)
Embedded derivatives - Raw material purchase (copper)	Copper price increase	0	(5)	(9)
Embedded derivatives - Gas purchase	Pellet price increase	(2)	(4)	(7)
Embedded derivatives - Guaranteed minimum return (VLI)	VLI stock value decrease	(133)	(262)	(472)

b) Financial counterparties’ ratings

The transactions of derivative instruments, cash and cash equivalents as well as investments are held with financial institutions whose exposure limits are periodically reviewed and approved by the delegated authority. The financial institutions credit risk is performed through a methodology that considers, among other information, ratings provided by international rating agencies.

The table below presents the ratings in foreign currency published by agencies Moody’s and S&P regarding the main financial institutions that we had outstanding positions as of December 31, 2017.

Long term ratings by counterparty	Moody’s	S&P
ANZ Australia and New Zealand Banking	Aa3	AA-
Banco ABC	Ba3	BB
Banco Bradesco	Ba3	BB
Banco do Brasil	Ba3	BB
Banco de Credito del Peru	Baa1	BBB+
Banco do Nordeste	Ba3	BB
Banco Safra	Ba3	BB
Banco Santander	A3	A-
Banco Votorantim	Ba3	BB
Bank of America	A3	A-
Bank of China	A1	A
Bank of Mandiri	Baa3	BB+
Bank of Nova Scotia	A1	A+
Bank Rakyat	Baa3	BB+
Bank of Tokyo Mitsubishi UFJ	A1	A-
Banpará	—	BB-
Barclays	Baa2	BBB
BBVA	A3	BBB+
BNP Paribas	A2	A
BTG Pactual	Ba3	BB-
Caixa Economica Federal	Ba3	BB
Canadian Imperial Bank	A1	A+
China Construction Bank	A1	A
Citigroup	Baa1	BBB+
Credit Agricole	A1	A
Credit Suisse	Baa2	BBB+
Deutsche Bank	A3	A-
Goldman Sachs	A3	BBB+
HSBC	A2	A
Intesa Sanpaolo Spa	A3	BBB
Itaú Unibanco	Ba3	BB
JP Morgan Chase & Co	A3	A-
Macquarie Group Ltd	A3	BBB
Mizuho Financial	A1	A-
Morgan Stanley	A3	BBB+
National Australia Bank NAB	Aa3	AA-
National Bank of Oman	Baa3	—
Rabobank	Aa2	A+
Royal Bank of Canada	A1	AA-
Societe Generale	A2	A
Standard Bank Group	Ba1	—
Standard Chartered	A2	BBB+
Sumitomo Mitsui Financial	A1	A-
UBS	Aa3	A-
Unicredit	Baa1	BBB

c) Market curves

(i)Products

Nickel

Maturity	Price (US$/ton)	Maturity	Price (US$/ton)	Maturity	Price (US$/ton)
SPOT	12,260	JUN18	12,833	DEC18	12,960
JAN18	12,725	JUL18	12,857	DEC19	13,167
FEB18	12,745	AUG18	12,878	DEC20	13,354
MAR18	12,767	SEP18	12,896	DEC21	13,454
APR18	12,789	OCT18	12,920
MAY18	12,812	NOV18	12,940

Copper

Maturity	Price (US$/lb)	Maturity	Price (US$/lb)	Maturity	Price (US$/lb)
SPOT	3.30	JUN18	3.30	DEC18	3.32
JAN18	3.28	JUL18	3.31	DEC19	3.33
FEB18	3.28	AUG18	3.31	DEC20	3.33
MAR18	3.29	SEP18	3.31	DEC21	3.33
APR18	3.29	OCT18	3.31
MAY18	3.30	NOV18	3.31

Bunker Oil

Maturity	Price (US$/ton)	Maturity	Price (US$/ton)	Maturity	Price (US$/ton)
SPOT	375	JUN18	374	DEC18	364
JAN18	376	JUL18	372	DEC19	303
FEB18	376	AUG18	371	DEC20	277
MAR18	376	SEP18	369	DEC21	255
APR18	375	OCT18	368
MAY18	375	NOV18	366

(ii)Foreign exchange and interest rates

US$-Brazil Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
01/02/18	2.86	11/01/18	2.77	01/04/21	3.19
02/01/18	4.04	12/03/18	2.71	04/01/21	3.22
03/01/18	3.27	01/02/19	2.82	07/01/21	3.26
04/02/18	2.96	04/01/19	2.85	10/01/21	3.31
05/02/18	2.84	07/01/19	2.91	01/03/22	3.42
06/01/18	2.78	10/01/19	2.94	04/01/22	3.43
07/02/18	2.73	01/02/20	3.02	07/01/22	3.44
08/01/18	2.72	04/01/20	3.03	10/03/22	3.48
09/03/18	2.69	07/01/20	3.06	01/02/23	3.60
10/01/18	2.71	10/01/20	3.13	07/03/23	3.65

US$ Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
1M	1.57	6M	1.83	11M	1.90
2M	1.62	7M	1.85	12M	1.90
3M	1.70	8M	1.87	2Y	2.11
4M	1.77	9M	1.88	3Y	2.23
5M	1.81	10M	1.89	4Y	2.29

TJLP

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
01/02/18	7.00	11/01/18	7.00	01/04/21	7.00
02/01/18	7.00	12/03/18	7.00	04/01/21	7.00
03/01/18	7.00	01/02/19	7.00	07/01/21	7.00
04/02/18	7.00	04/01/19	7.00	10/01/21	7.00
05/02/18	7.00	07/01/19	7.00	01/03/22	7.00
06/01/18	7.00	10/01/19	7.00	04/01/22	7.00
07/02/18	7.00	01/02/20	7.00	07/01/22	7.00
08/01/18	7.00	04/01/20	7.00	10/03/22	7.00
09/03/18	7.00	07/01/20	7.00	01/02/23	7.00
10/01/18	7.00	10/01/20	7.00	07/03/23	7.00

BRL Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
01/02/18	6.89	11/01/18	6.74	01/04/21	9.06
02/01/18	6.90	12/03/18	6.80	04/01/21	9.24
03/01/18	6.82	01/02/19	6.87	07/01/21	9.40
04/02/18	6.76	04/01/19	7.11	10/01/21	9.55
05/02/18	6.73	07/01/19	7.41	01/03/22	9.66
06/01/18	6.71	10/01/19	7.78	04/01/22	9.75
07/02/18	6.66	01/02/20	8.07	07/01/22	9.84
08/01/18	6.67	04/01/20	8.38	10/03/22	9.92
09/03/18	6.70	07/01/20	8.63	01/02/23	9.99
10/01/18	6.72	10/01/20	8.88	07/03/23	10.12

Implicit Inflation (IPCA)

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
01/02/18	4.27	11/01/18	4.12	01/04/21	4.72
02/01/18	4.27	12/03/18	4.18	04/01/21	4.75
03/01/18	4.20	01/02/19	4.24	07/01/21	4.78
04/02/18	4.14	04/01/19	4.33	10/01/21	4.81
05/02/18	4.11	07/01/19	4.52	01/03/22	4.82
06/01/18	4.09	10/01/19	4.57	04/01/22	4.82
07/02/18	4.04	01/02/20	4.62	07/01/22	4.84
08/01/18	4.05	04/01/20	4.66	10/03/22	4.85
09/03/18	4.08	07/01/20	4.69	01/02/23	4.87
10/01/18	4.10	10/01/20	4.72	07/03/23	4.91

EUR Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
1M	-0.41	6M	-0.30	11M	-0.26
2M	-0.39	7M	-0.29	12M	-0.26
3M	-0.38	8M	-0.28	2Y	-0.15
4M	-0.34	9M	-0.27	3Y	0.01
5M	-0.32	10M	-0.27	4Y	0.15

CAD Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
1M	1.45	6M	1.73	11M	0.99
2M	1.48	7M	1.49	12M	0.91
3M	1.55	8M	1.31	2Y	2.09
4M	1.64	9M	1.19	3Y	2.22
5M	1.70	10M	1.07	4Y	2.30

Currencies - Ending rates

CAD/US$	0.7961	US$/BRL	3.3080	EUR/US$	1.1953